Property and Equipment,Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	¥ 24,728	$ 3,585	¥ 64,756	¥ 39,700
Impairment of leasehold improvements			¥ 91,016